Structured entities (Tables)	12 Months Ended
Sep. 30, 2020
Structured entities
Schedule of the Group's interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated 2020	asset-backed	securitisation	managed	structured
$m	securities[1]	vehicles	funds	entities	Total
Assets
Trading securities and financial assets measured at FVIS	1,526	—	—	34	1,560
Investment securities	6,105	—	—	—	6,105
Loans	—	20,094	—	16,955	37,049
Life insurance assets	—	—	204	129	333
Other assets	—	—	52	—	52
Total on-balance sheet exposures	7,631	20,094	256	17,118	45,099
Total notional amounts of off-balance sheet exposures	—	6,122	44	7,768	13,934
Maximum exposure to loss	7,631	26,216	300	24,886	59,033
Size of structured entities[2]	59,324	26,216	67,423	40,209	193,172

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated 2019	asset-backed	securitisation	managed	structured
$m	securities[1]	vehicles	funds	entities	Total
Assets
Trading securities and financial assets measured at FVIS	1,827	—	—	282	2,109
Investment securities	6,940	—	—	—	6,940
Loans	—	20,979	9	22,817	43,805
Life insurance assets	—	—	4,885	1,879	6,764
Other assets	—	—	54	—	54
Total on-balance sheet exposures	8,767	20,979	4,948	24,978	59,672
Total notional amounts of off-balance sheet exposures	—	5,157	102	10,086	15,345
Maximum exposure to loss	8,767	26,136	5,050	35,064	75,017
Size of structured entities[2]	66,015	26,136	71,538	98,983	262,672

1.	The Group’s interests in third party mortgage and other asset-backed securities are senior tranches of notes and are investment grade rated.
2.

Represented either by the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).